UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
California Intermediate-Term Tax-Free Income Fund for the
12-month reporting period ended June 30, 2023. Please
read on for a detailed look at prevailing economic and
market conditions during the Fund’s reporting period and to
learn how those conditions have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin California Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 29
Notes to Financial Statements 33
Report of Independent Registered
Public Accounting Firm 41
Tax Information 42
Board Members and Officers 43
Shareholder Information 48
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin California Intermediate-Term Tax-Free Income
Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. Under normal market conditions, the Fund invests at least
80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.
1
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. During the 12 months ended June 30, 2023, the U.S.
Federal Reserve (Fed) continued to tighten monetary policy
as it tried to get inflation under control without tipping the economy into recession. After several outsized hikes of 75
basis points (bps), the Fed slowed the pace of tightening to
50 bps in December 2022, followed by 25-bp increases in
February, March and May 2023. The Fed then opted for a
pause in June to allow policymakers some time to assess
the effects of the campaign. However, the accompanying
projections (the so-called "dot-plot") indicated that two more
25-bp increases were likely by the end of this year.
The municipal bond (muni) market witnessed a challenging
year in 2022, primarily driven by the Fed’s monetary policy
tightening. High levels of uncertainty led to significant
outflows from muni retail vehicles. However, year-to-date in
2023 investor interest has returned and flows into the asset class have remained positive as investors look for high-
quality alternatives. Supply continued to be limited, however, with new issuance over the first six months of 2023 down
over 20% compared with the same period in 2022.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained solid, in our view,
as many state and local governments have built up large
rainy-day funds over the past two years as a result of
federal COVID-19 aid and the post-pandemic recovery.
Furthermore, over this past budgeting season, surpluses
were used to increase reserves or pay down liabilities.
Additionally, one-time revenues were used on one-time
spending items instead of starting new spending programs
that would require additional funds in the years to come. The
Fund is therefore tilted towards lower-rated investment-grade issuers or those with no external credit rating as we believe in the overall fundamental strength of the muni market. Over the period, we looked for opportunities that had the potential to improve the overall yield of the portfolio and used our
rigorous bottom-up research process to help us identify
credits that represented good relative value, in our view.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.98 on June 30, 2022, to $10.94
on June 30, 2023. The Fund’s Class A shares paid dividends
totaling 28.6461 cents per share for the reporting period.
2
The Performance Summary beginning on page 5 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.88%, based on an annualization of
June’s 2.6874 cents per share dividend and the maximum
Portfolio Composition
6/30/23
% of Total
Investments*
Utilities 18.04%
Transportation 14.80%
Special Tax 12.81%
Housing 12.07%
Health Care 8.86%
Education 8.42%
Local 6.79%
Industrial Dev. Revenue and Pollution Control 6.15%
State General Obligation 4.47%
Refunded 2.94%
Lease 2.44%
Other Revenue Bonds 2.21%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 14.

Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
offering price of $11.19 on June 30, 2023. An investor in the
2023 maximum combined effective federal and California
personal income tax bracket of 53.10% (including 3.80%
Medicare tax) would need to earn a distribution rate of 6.14%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. The portfolio outperformed its benchmark over the
period. Security selection was the main contributor to
relative returns, particularly in AA, BBB and A rated issues.
At the same time, an asset allocation tilt toward lower-rated investment-grade issuers also modestly supported results,
driven by our overweights to bonds with no external credit
rating and A rated bonds.
Q. What were the leading detractors from performance?
A. Yield curve positioning modestly curbed relative returns
over the year, led by an overweight to muni bonds with 10 or more years to maturity. Lastly, security selection in AAA rated bonds also detracted from relative returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. Over the period, the Fund remained underweight
muni bonds with five years to maturity, though it also moved to an underweight position in bonds with 10 years to maturity
(from an overweight at the start of the period). In terms of rating allocations, the Fund maintained a tilt towards lower-
rated issuers, with an overweight to A and BBB rated bonds,
as well as those with no external credit rating.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2023
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year +2.28% -0.02%
5-Year +4.24% +0.38%
10-Year +20.80% +1.68%
Advisor
1-Year +2.53% +2.53%
5-Year +5.50% +1.08%
10-Year +22.96% +2.09%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.88% 6.14% 2.84% 2.70% 6.06% 5.76%
Advisor 3.20% 6.82% 3.14% 3.01% 6.70% 6.42%
See page 7 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/30/13–6/30/23)
Advisor Class
(6/30/13–6/30/23)

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 10/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/23.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet: Bloomberg Municipal M.F. California Intermediate Index measures the performance of investment-grade California municipal bonds with maturities of at least five years and less than 10 years.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/1/22–6/30/23)
Share Class
Net Investment
Income
A $0.286461
A1 $0.302968
C $0.242067
R6 $0.317130
Advisor $0.313956
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.81%
Advisor 0.49% 0.56%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,017.40 $3.70 $1,021.12 $3.71 0.74%
A1 $1,000 $1,019.10 $2.96 $1,021.87 $2.96 0.59%
C $1,000 $1,015.30 $5.69 $1,019.15 $5.70 1.14%
R6 $1,000 $1,019.70 $2.30 $1,022.51 $2.31 0.46%
Advisor $1,000 $1,019.50 $2.45 $1,022.37 $2.46 0.49%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
Year Ended
June 30, 2019
a
2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.98 $12.16 $12.09 $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.24 0.25 0.27 0.25
Net realized and unrealized gains (losses) ........... (0.04) (1.18) 0.07 0.04 0.30
Total from investment operations .................... 0.25 (0.94) 0.32 0.31 0.55
Less distributions from:
Net investment income .......................... (0.29) (0.24) (0.25) (0.27) (0.26)
Net asset value, end of year ....................... $10.94 $10.98 $12.16 $12.09 $12.05
Total return
d
................................... 2.28% (7.84)% 2.68% 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.81% 0.81% 0.79% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
f
...... 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income ........................... 2.66% 2.05% 2.05% 2.26% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $364,175 $339,459 $365,239 $226,216 $96,795
Portfolio turnover rate ............................ 18.50% 29.01% 9.20% 18.85% 15.26%
a
For the period September 10, 2018 (effective date) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a
Year Ended June 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.98 $12.15 $12.08 $12.04 $11.80
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.26 0.27 0.29 0.32
Net realized and unrealized gains (losses) ........... (0.05) (1.17) 0.07 0.04 0.26
Total from investment operations .................... 0.26 (0.91) 0.34 0.33 0.58
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.27) (0.29) (0.34)
Net asset value, end of year ....................... $10.94 $10.98 $12.15 $12.08 $12.04
Total return
c
................................... 2.44% (7.62)% 2.84% 2.79% 4.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.65% 0.66% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ........................... 2.80% 2.20% 2.22% 2.42% 2.73%
Supplemental data
Net assets, end of year (000’s) ..................... $418,383 $515,347 $668,093 $710,743 $761,434
Portfolio turnover rate ............................ 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.02 $12.20 $12.13 $12.09 $11.85
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.19 0.20 0.23 0.26
Net realized and unrealized gains (losses) ........... (0.05) (1.18) 0.07 0.04 0.25
Total from investment operations .................... 0.20 (0.99) 0.27 0.27 0.51
Less distributions from:
Net investment income .......................... (0.24) (0.19) (0.20) (0.23) (0.27)
Net asset value, end of year ....................... $10.98 $11.02 $12.20 $12.13 $12.09
Total return
c
................................... 1.86% (8.18)% 2.26% 2.22% 4.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.20% 1.20% 1.21% 1.20%
Expenses net of waiver and payments by affiliates
d
...... 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income ........................... 2.24% 1.63% 1.66% 1.87% 2.18%
Supplemental data
Net assets, end of year (000’s) ..................... $40,150 $54,420 $101,559 $139,835 $170,241
Portfolio turnover rate ............................ 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a
Year Ended June 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.01 $12.18 $12.12 $12.07 $11.83
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.28 0.28 0.31 0.34
Net realized and unrealized gains (losses) ........... (0.04) (1.18) 0.07 0.05 0.25
Total from investment operations .................... 0.28 (0.90) 0.35 0.36 0.59
Less distributions from:
Net investment income .......................... (0.32) (0.27) (0.29) (0.31) (0.35)
Net asset value, end of year ....................... $10.97 $11.01 $12.18 $12.12 $12.07
Total return .................................... 2.56% (7.48)% 2.88% 3.00% 5.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.52% 0.51% 0.53% 0.53%
Expenses net of waiver and payments by affiliates
c
...... 0.46% 0.46% 0.45% 0.46% 0.46%
Net investment income ........................... 2.95% 2.35% 2.33% 2.55% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $50,131 $36,294 $28,080 $19,007 $16,310
Portfolio turnover rate ............................ 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average dail y shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.01 $12.18 $12.12 $12.08 $11.83
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.27 0.28 0.30 0.34
Net realized and unrealized gains (losses) ........... (0.05) (1.17) 0.06 0.04 0.26
Total from investment operations .................... 0.27 (0.90) 0.34 0.34 0.60
Less distributions from:
Net investment income .......................... (0.31) (0.27) (0.28) (0.30) (0.35)
Net asset value, end of year ....................... $10.97 $11.01 $12.18 $12.12 $12.08
Total return .................................... 2.53% (7.51)% 2.85% 2.89% 5.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.55% 0.56% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.49% 0.49% 0.49% 0.49%
Net investment income ........................... 2.89% 2.30% 2.31% 2.52% 2.83%
Supplemental data
Net assets, end of year (000’s) ..................... $516,585 $613,805 $716,600 $637,015 $592,893
Portfolio turnover rate ............................ 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments, June 30, 2023
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
California 96.9%
ABAG Finance Authority for Nonprofit Corp. , Odd Fellows Home of California ,
Revenue , 2012 A , California Mortgage Insured , 5% , 4/01/24 .................. $ 1,000,000 $ 1,001,321
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 13,679,411
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 10,199,138
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 425,331
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 13,200,000 13,148,871
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 9,150,000 9,095,992
Revenue, 2021 B-2, Mandatory Put, 4.46%, 8/01/31 ........................ 25,000,000 23,590,698
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 20,000,000 20,008,660
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,833,784
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 627,383
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,153,051
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,640,507
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,349,390
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,795,000 3,271,238
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 1,505,000 1,533,171
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 1,075,000 1,076,899
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 1,300,000 1,284,879
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 272,768
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,180,846
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 347,818
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 332,633
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 270,128
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 431,926
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 469,278
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 249,474
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 276,503
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 330,770
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 375,364
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ 275,000 296,778
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 585,355
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,063,499
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,106,485
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 624,945
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,091,322
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,125,747
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,082,445
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,307,997
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,057,069
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 1,849,251
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,580,935
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,098,791
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,089,711
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,445,908
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 232,191

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. $ 540,000 $ 557,342
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 649,901
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 268,927
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 475,198
California Health Facilities Financing Authority ,
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,004,135
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,152,856
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,721,974
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,105,865
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 2,530,000 2,591,832
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,238,678
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,622,306
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,333,061
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,279,282
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,033,056
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,190,704 5,100,230
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,336,350 7,721,145
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 A,
5%, 11/01/30 ................................................... 7,260,000 8,443,598
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,275,593
Infrastructure State Revolving Fund (The), Revenue, 2015 A, Pre-Refunded, 5%,
10/01/32 ....................................................... 2,915,000 3,049,493
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,731,966
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 4,834,866
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... 3,105,000 2,709,310
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 548,696
Aldersly, Revenue, 2023 B-1, Refunding, California Mortgage Insured, 4%, 11/15/28 595,000 596,395
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,409,138
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/30 ............... 1,165,000 1,215,233
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,112,229
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,033,789
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,088,237
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 118,594
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 117,940
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 151,627
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 154,700
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 176,211
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 159,212
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 115,000 106,613
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 545,821
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 456,101
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 8,125,000 7,482,691
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/30 ........................ 3,635,000 3,917,586
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,073,040
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,512,838

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/36 ........................ $ 1,260,000 $ 1,323,589
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,500,000 1,559,510
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,073,825
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,547,630
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,037,232
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,064,091
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 6,270,000 6,553,829
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 4,680,000 4,897,203
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 3,300,000 3,453,249
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 7,440,000 7,781,271
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,228,565
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,384,257
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,069,173
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 299,434
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 298,489
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 249,291
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 349,700
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 250,391
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 351,175
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 401,493
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 350,804
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 249,809
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 298,654
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 297,730
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 393,610
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... 105,000 105,727
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 110,585
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 115,590
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... 240,000 241,334
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 117,855
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 248,120
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 260,142
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 525,000 497,716
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,136,070
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 15,000,000 13,339,115
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 833,121
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 995,000 1,031,940
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,017,149
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 6,911,831
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018, 5%, 6/30/25 . 1,000,000 1,019,645
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/34 3,000,000 3,134,873
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/35 5,500,000 5,715,280
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/36 10,570,000 10,922,379
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 2,930,000 3,014,480

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 $ 7,600,000 $ 7,806,836
a
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5%, 7/01/35 3,960,000 3,963,515
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,021,593
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 927,182
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,338,158
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,439,948
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,034,479
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,380,355
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,285,629
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 4,649,049
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,389,885
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/27 ....................................................... 100,000 105,286
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/28 ....................................................... 250,000 265,916
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/29 ....................................................... 250,000 269,229
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/30 ....................................................... 210,000 228,555
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/31 ....................................................... 435,000 477,856
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/33 ....................................................... 1,200,000 1,325,834
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/34 ....................................................... 1,430,000 1,608,693
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/35 ....................................................... 1,200,000 1,339,240
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/36 ....................................................... 1,550,000 1,713,470
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 2,985,355
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,440,000 3,462,050
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 1,925,531
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,134,480
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,070,030
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,065,643
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,075,678
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,521,453
a
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 4,350,000 4,552,189
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/26 ....... 2,680,000 2,780,791
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/27 ....... 4,170,000 4,367,735
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 285,194
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 380,282
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 400,756
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 421,858
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 402,978

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... $ 360,000 $ 363,505
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 676,563
a
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 4%, 10/01/27 ......................... 570,000 569,931
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/32 ......................... 755,000 805,848
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/32 .... 640,000 665,504
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5%, 6/01/33 ............................................ 1,655,000 1,712,086
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 306,752
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 330,383
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding, 5%,
8/01/32 ........................................................ 750,000 783,484
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.375%, 8/01/42 ................................................. 1,500,000 1,560,833
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 100,936
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 106,604
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 112,942
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 103,869
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 104,985
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 106,033
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 106,757
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5%, 6/01/33 300,000 314,057
California State Public Works Board ,
Revenue, 2021 A, Refunding, 5%, 2/01/31 ............................... 2,175,000 2,545,702
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 10,000,000 10,231,537
State of California Department of Corrections & Rehabilitation, Revenue, 2014 D,
5%, 9/01/26 .................................................... 6,835,000 6,993,256
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 17,061,811
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,330,662
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 843,151
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 811,403
Special Tax, 2023 A, 5%, 9/01/36 ...................................... 460,000 472,710
Special Tax, 2023 A, 5%, 9/01/43 ...................................... 215,000 215,661
Aldersly Obligated Group, Revenue, 2015 A, ETM, 4.5%, 5/15/25 .............. 420,000 427,203
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.125%, 9/01/42 ............................................ 500,000 506,075
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 403,528
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 626,055
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 410,298
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 694,798
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 445,003
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... 725,000 766,890
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 479,875

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... $ 450,000 $ 484,541
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,583,656
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,631,577
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,680,981
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 9,541,454
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,026,087
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,282,608
Poway RHF Housing, Inc., Revenue, 2013 A, Pre-Refunded, California Mortgage
Insured, 5%, 11/15/28 ............................................. 500,000 503,657
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5%, 11/15/28 ..................................... 1,000,000 1,007,313
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,383,513
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,025,493
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,083,094
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 113,543
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 140,501
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 278,269
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 387,337
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 440,550
City & County of San Francisco , GO , 2021 B-1 , 4% , 6/15/37 ...................
2,000,000 2,066,343
City of Chino ,
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
5%, 9/01/30 .................................................... 1,280,000 1,368,289
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.5%, 9/01/31 ................................................... 725,000 748,205
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.625%, 9/01/32 ................................................. 755,000 788,367
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.75%, 9/01/34 .................................................. 1,620,000 1,700,332
City of Chula Vista , Community Facilities District No. 06-I Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 2,000,000 1,785,678
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,201,425
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,622,746
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,001,048
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2020 , 4% , 9/01/40 ....................................... 350,000 314,314
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 4 ,
Special Tax , 2015-1 , 5% , 9/01/37 ...................................... 955,000 986,374
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 250,112
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 533,614
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 578,897
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 363,566
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 508,814

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. $ 1,000,000 $ 1,023,823
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/46 400,000 352,529
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 320,918
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 393,437
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 595,785
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2019-1 , 5% ,
9/01/37 ......................................................... 1,215,000 1,241,220
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,000,000 2,193,594
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,314,525
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,281,695
City of Los Angeles ,
Revenue, 2018 C, 5%, 5/15/35 ........................................ 5,800,000 6,109,557
Department of Airports, Revenue, 2017 A, 5%, 5/15/31 ...................... 2,815,000 2,969,013
Department of Airports, Revenue, 2018 B, Refunding, 5%, 5/15/32 ............. 3,325,000 3,554,139
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 2,900,000 3,139,375
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 2,889,390
Department of Airports, Revenue, 2019 D, 5%, 5/15/36 ..................... 2,500,000 2,650,250
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 5,715,000 6,047,921
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 4,500,000 4,748,174
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,671,981
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,434,016
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 2,115,000 2,395,718
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 8,243,038
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 5,485,000 6,056,510
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 321,452
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 271,371
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/36 .......... 1,325,000 1,510,336
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/37 .......... 9,960,000 11,255,257
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/38 .......... 1,080,000 1,216,487
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/40 .......... 580,000 646,197
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,153,667
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 230,000 175,376
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 235,000 176,097
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 240,000 173,956
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 364,960
City of Palm Desert ,
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 668,227
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 797,489
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,131,998
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 895,000 898,021
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,155,000 1,158,957
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,627,840
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 239,488
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 205,161

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Porterville, (continued)
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... $ 175,000 $ 177,832
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,047,665
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 4,889,716
Water, Revenue, 2019 A, Refunding, 5%, 10/01/37 ......................... 7,295,000 8,037,459
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 633,456
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,261,447
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,608,211
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,078,198
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,856,460
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,610,388
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,157,567
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/37 .................... 2,250,000 2,400,446
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... 5,000,000 5,196,508
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,296,907
Electric System, Revenue, 2021 A, 5%, 10/01/26 .......................... 1,670,000 1,722,789
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,100,316
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/23 .................. 580,000 580,373
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 707,188
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 508,944
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 622,836
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,190,354
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,580,471
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 1,500,000 1,264,040
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/37 4,090,000 4,522,952
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/42 3,115,000 3,397,651
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,484,506
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,867,605
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,051,223
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,095,012
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 50,000 49,756
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 175,000 169,174
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 359,071
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 115,000 107,946
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,756,251
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 5,365,301
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 13,100,000 13,108,668
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,510,887
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,926,756
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,122,211

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
$ 3,220,000 $ 3,460,462
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 2,956,710
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 3,881,677
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,634,426
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,141,947
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,219,982
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 426,294
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 359,969
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 823,425
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 788,238
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,639,884
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,184,375
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,749,521 19,908,371
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,306,626
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,614,770
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,478,000
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,884,660
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,806,108
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 21,900,056
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 314,814
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 366,788
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 340,787
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 389,009
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 438,319
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 520,756
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 312,444
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 462,657
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/27 .... 1,000,000 1,002,770
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/28 .... 1,040,000 1,042,881
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 10,037,967
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/33 ................... 1,000,000 1,120,740
Electric System, Revenue, 2019, Refunding, 5%, 11/01/34 ................... 1,100,000 1,225,047
Electric System, Revenue, 2019, Refunding, 5%, 11/01/35 ................... 1,520,000 1,682,768
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,234,579
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 2,010,000 2,090,735
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,157,517
Millennium Housing LLC, Revenue, 2022, Refunding, 3.7%, 9/15/32 ............ 965,000 963,269
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,615,316
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,735,000 1,740,955
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,130,000 1,135,658
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,900,000 2,038,416
Special Tax, 2020 A, 5%, 9/01/31 ...................................... 1,830,000 1,957,512
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 750,000 798,536
Special Tax, 2020 A, 4%, 9/01/33 ...................................... 2,095,000 2,098,340
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,450,000 1,431,961
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 2,625,000 2,551,939
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 2,695,000 2,577,715

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Special Tax, 2020 A, 4%, 9/01/39 ...................................... $ 2,890,000 $ 2,701,151
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 198,973
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 224,351
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 186,472
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 196,635
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 195,000 206,699
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 238,109
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 276,696
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 280,000 267,815
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 270,000 255,094
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 294,416
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 323,791
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,757,617
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,013,849
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,022,007
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,303,205
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 541,481
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 1,928,285
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,042,287
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,071,354
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,209,994
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,582,661
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,247,286
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,624,665
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 2,773,254
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 735,214
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,206,502
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,127,887
Lake Elsinore Unified School District , Community Facilities District 2007-2 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 760,000 666,965
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,645,495
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,385,000 1,387,258
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 800,000 801,773
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/26 ....................... 6,315,000 6,444,308
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 6,630,000 6,764,454
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,520,000 8,056,224
Sales Tax, Revenue, 2021 A, 4%, 6/01/35 ............................... 1,485,000 1,600,836
Los Angeles Department of Water ,
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/40 ................... 7,000,000 7,756,994
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/41 ................... 3,535,000 3,901,739
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 10,201,814
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,654,517
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,170,461
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,076,478
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 25,156,230
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 2,860,000 3,178,924
Water System, Revenue, 2014 A, 5%, 7/01/31 ............................ 4,690,000 4,782,347
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 10,926,046
Water System, Revenue, 2018, Refunding, 5%, 7/01/38 ..................... 4,500,000 4,888,864
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,776,137
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 1,410,000 1,640,093

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. $ 13,335,000 $ 13,335,000
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,223,011
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 32,087,478
GO, 2020 RYQ, 4%, 7/01/38 ......................................... 5,000,000 5,104,687
Manteca Unified School District , Community Facilities District No. 1989-2 , Special Tax ,
2013 F , AGMC Insured , 5% , 9/01/26 .................................... 1,280,000 1,283,424
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
4,285,000 4,384,222
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 433,489
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,750,000 1,557,959
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 483,638
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 727,132
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/37 .................................................... 1,100,000 1,146,176
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,226,288
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,437,239
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,322,328
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,644,739
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,133,056
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 12,500,000 14,077,203
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,224,331
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 119,542
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 129,285
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 138,915
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 154,330
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 6,629,854
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 420,976
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 340,826
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 312,906
New Haven Unified School District , GO , 2012 , Refunding , AGMC Insured , Zero Cpn.,
8/01/23 ......................................................... 3,200,000 3,191,971
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,561,974
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,654,563
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,749,946
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,565,694
Port of Oakland ,
Revenue, 2017 D, Refunding, 5%, 11/01/28 .............................. 2,250,000 2,384,074
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,170,296
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 111,616
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 516,505
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 728,421
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 838,258
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 958,175
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,706,982

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Unified School District Public Financing Authority, (continued)
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ $ 1,845,000 $ 1,852,533
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,460,199
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,225,000 2,365,833
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,682,261
Riverside County Transportation Commission ,
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/38 ....................... 2,805,000 3,008,920
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/39 ....................... 5,000,000 5,346,521
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 328,572
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 508,911
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 5,049,500
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,094,324
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,029,398
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,019,990
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,190,800
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,368,388
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,558,110
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,754,837
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,168,505
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 393,284
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 1,300,000 1,145,720
Sacramento County Sanitation Districts Financing Authority , Sacramento Regional
County Sanitation District , Revenue , 2014 A , Refunding , 5% , 12/01/29 .......... 2,000,000 2,038,528
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/38 .............
685,000 768,572
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,718,782
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,154,042
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 7,500,000 8,321,221
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 6,500,000 7,049,606
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,257,820
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 5% , 8/01/34 ........................................ 850,000 989,712
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,643,369
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,504,442
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,412,831
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/36 ............................... 4,000,000 4,257,870
Revenue, Second Series, 2019 E, 5%, 5/01/35 ............................ 2,000,000 2,143,790
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 1,000,000 1,057,642
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,070,374
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,063,358
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,249,759
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 3,680,000 3,684,707
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,105,409

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, (continued)
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... $ 1,110,000 $ 1,137,803
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,236,535
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 17,286,025
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,126,247
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,485,918
San Mateo Foster City Public Financing Authority , City of San Mateo Sewer , Revenue ,
2019 , 5% , 8/01/34 ................................................. 1,000,000 1,137,366
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,150,726
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,044,928
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,095,188
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,659,407
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 240,589
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 100,923
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 706,178
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 565,751
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,064,507
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,277,843
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,165,900
State of California ,
GO, Refunding, 5%, 12/01/27 ......................................... 10,000,000 10,971,609
GO, Refunding, 5%, 4/01/29 ......................................... 3,190,000 3,594,407
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,064,428
GO, Refunding, 5%, 11/01/29 ......................................... 5,000,000 5,699,400
GO, 5%, 4/01/30 .................................................. 3,725,000 4,204,902
GO, Refunding, 5%, 11/01/30 ......................................... 15,540,000 18,062,217
GO, Refunding, 5%, 10/01/32 ......................................... 5,780,000 6,562,044
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,036,205
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,034,180
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 36,029
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 11,414,691
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,299,198
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,147
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 46,324
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 13,844,250
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 3,290,000 3,843,942
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,295,622
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/36 ............................................ 1,600,000 1,724,339
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,070,491
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 532,961
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 546,996

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority, (continued)
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... $ 500,000 $ 545,172
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/33 ........................... 1,000,000 1,087,582
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,136,237
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,040,434
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,627,074
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,053,265
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,868,210
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,055,298
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 200,000
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 202,279
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 219,769
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 284,862
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 418,632
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 423,474
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 374,397
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 351,297
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 376,190
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 710,499
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 277,076
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 737,890
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 295,797
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,125,199
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 564,571
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 569,637
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,096,181
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 2,790,096
Revenue, 2021 A, Refunding, 5%, 8/01/34 ............................... 1,635,000 1,904,294
1,346,308,566
Wisconsin 0.6%
a
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/23 ................................................... 9,000,000 9,001,170
U.S. Territories 0.7%
Puerto Rico 0.7%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
2,200,000 2,217,314
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,000,000
c
Revenue, WW, 5.375%, 7/01/23 ....................................... 5,000,000 1,875,000
9,092,314
Total U.S. Territories .................................................................... 9,092,314
Total Municipal Bonds (Cost $1,383,785,593) ...................................
1,364,402,050
a a a a

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

See abbreviations on page 40 .
Short Term Investments 0.8%
a a
Principal
Amount
a
Value
Municipal Bonds 0.8%
California 0.8%
d
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 3% ,
9/01/38 ......................................................... $ 4,000,000 $ 4,000,000
d
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 2.45% , 10/01/41 .................................. 5,000,000 5,000,000
d
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 3.12%, 5/15/48 .................. 1,200,000 1,200,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 2.9%, 5/15/48 ........... 700,000 700,000
10,900,000
Total Municipal Bonds (Cost $10,900,000) ......................................
10,900,000
Total Short Term Investments (Cost $10,900,000 ) ................................
10,900,000
a
Total Investments (Cost $1,394,685,593) 99.0% ..................................
$1,375,302,050
Other Assets, less Liabilities 1.0% .............................................
14,122,534
Net Assets 100.0% ...........................................................
$1,389,424,584
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $105,337,706, representing 7.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,394,685,593
Value - Unaffiliated issuers .................................................................. $1,375,302,050
Cash .................................................................................... 80,567
Receivables:
Capital shares sold ........................................................................ 1,245,905
Interest ................................................................................. 15,966,246
Total assets .......................................................................... 1,392,594,768
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,029,657
Management fees ......................................................................... 347,160
Distribution fees .......................................................................... 131,227
Transfer agent fees ........................................................................ 200,625
Trustees' fees and expenses ................................................................. 183
Distributions to shareholders ................................................................. 328,793
Accrued expenses and other liabilities ........................................................... 132,539
Total liabilities ......................................................................... 3,170,184
Net assets, at value ................................................................. $1,389,424,584
Net assets consist of:
Paid-in capital ............................................................................. $1,507,056,246
Total distributable earnings (losses) ............................................................. (117,631,662)
Net assets, at value ................................................................. $1,389,424,584

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $364,174,810
Shares outstanding ........................................................................ 33,277,610
Net asset value per share
a
.................................................................. $10.94
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.19
Class A1:
Net assets, at value ....................................................................... $418,382,919
Shares outstanding ........................................................................ 38,255,051
Net asset value per share
a
.................................................................. $10.94
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.19
Class C:
Net assets, at value ....................................................................... $40,150,391
Shares outstanding ........................................................................ 3,656,168
Net asset value and maximum offering price per share
a
............................................. $10.98
Class R6:
Net assets, at value ....................................................................... $50,130,979
Shares outstanding ........................................................................ 4,571,818
Net asset value and maximum offering price per share ............................................. $10.97
Advisor Class:
Net assets, at value ....................................................................... $516,585,485
Shares outstanding ........................................................................ 47,106,343
Net asset value and maximum offering price per share ............................................. $10.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $49,216,679
Expenses:
Management fees (Note 3 a ) ................................................................... 6,719,506
Distribution fees: (Note 3c )
    Class A ................................................................................ 884,347
    Class A1 ............................................................................... 466,018
    Class C ................................................................................ 305,591
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 239,577
    Class A1 ............................................................................... 317,412
    Class C ................................................................................ 32,084
    Class R6 ............................................................................... 12,901
    Advisor Class ............................................................................ 368,302
Custodian fees (Note 4 ) ...................................................................... 6,485
Reports to shareholders fees .................................................................. 16,904
Registration and filing fees .................................................................... 18,985
Professional fees ........................................................................... 70,409
Trustees' fees and expenses .................................................................. 17,317
Other .................................................................................... 313,411
Total expenses ......................................................................... 9,789,249
Expense reductions (Note 4 ) ............................................................... (13,816)
Expenses waived/paid by affiliates (Not e 3f) .................................................... (1,023,028)
Net expenses ......................................................................... 8,752,405
Net investment income ................................................................ 40,464,274
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (21,255,521)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 13,668,411
Net realized and unrealized gain (loss) ............................................................ (7,587,110)
Net increase (decrease) in net assets resulting from operations .......................................... $32,877,164

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California Intermediate-Term Tax-
Free Income Fund
Year Ended
June 30, 2023
Year Ended
June 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $40,464,274 $38,965,892
Net realized gain (loss) ................................................. (21,255,521) (19,403,129)
Net change in unrealized appreciation (depreciation) ........................... 13,668,411 (157,308,215)
Net increase (decrease) in net assets resulting from operations ................ 32,877,164 (137,745,452)
Distributions to shareholders:
Class A ............................................................. (9,213,522) (7,647,861)
Class A1 ............................................................ (12,767,392) (13,290,453)
Class C ............................................................. (1,021,338) (1,178,242)
Class R6 ............................................................ (1,248,436) (798,481)
Advisor Class ........................................................ (15,311,509) (15,619,501)
Total distributions to shareholders .......................................... (39,562,197) (38,534,538)
Capital share transactions: (Note 2 )
Class A ............................................................. 25,903,070 11,666,915
Class A1 ............................................................ (94,872,296) (93,011,453)
Class C ............................................................. (14,092,824) (40,400,834)
Class R6 ............................................................ 13,892,987 11,950,077
Advisor Class ........................................................ (94,046,093) (34,171,679)
Total capital share transactions ............................................ (163,215,156) (143,966,974)
Net increase (decrease) in net assets ................................... (169,900,189) (320,246,964)
Net assets:
Beginning of year ....................................................... 1,559,324,773 1,879,571,737
End of year ........................................................... $1,389,424,584 $1,559,324,773

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin California Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6,
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Year Ended
June 30, 2023
Year Ended
June 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 15,255,123 $166,550,059 13,257,948 $154,643,104
Shares issued in reinvestment of distributions .......... 756,713 8,269,271 577,101 6,749,531
Shares redeemed ............................... (13,641,681) (148,916,260) (12,968,080) (149,725,720)
Net increase (decrease) .......................... 2,370,155 $25,903,070 866,969 $11,666,915
Class A1 Shares:
Shares sold ................................... 2,980,939 $32,566,655 2,611,294 $29,974,263
Shares issued in reinvestment of distributions .......... 1,030,929 11,254,542 987,999 11,555,381
Shares redeemed ............................... (12,707,526) (138,693,493) (11,632,278) (134,541,097)
Net increase (decrease) .......................... (8,695,658) $(94,872,296) (8,032,985) $(93,011,453)
Class C Shares:
Shares sold ................................... 945,625 $10,369,758 625,869 $7,213,981
Shares issued in reinvestment of distributions .......... 88,506 970,166 93,269 1,097,853
Shares redeemed
a
.............................. (2,315,622) (25,432,748) (4,105,637) (48,712,668)
Net increase (decrease) .......................... (1,281,491) $(14,092,824) (3,386,499) $(40,400,834)
Class R6 Shares:
Shares sold ................................... 3,049,129 $33,277,046 2,295,790 $26,783,119
Shares issued in reinvestment of distributions .......... 70,677 773,919 58,899 688,531
Shares redeemed ............................... (1,845,709) (20,157,978) (1,361,761) (15,521,573)
Net increase (decrease) .......................... 1,274,097 $13,892,987 992,928 $11,950,077
Advisor Class Shares:
Shares sold ................................... 34,779,666 $380,358,826 28,955,989 $330,894,521
Shares issued in reinvestment of distributions .......... 1,119,819 12,258,774 1,002,043 11,739,574
Shares redeemed ............................... (44,562,743) (486,663,693) (33,003,356) (376,805,774)
Net increase (decrease) .......................... (8,663,258) $(94,046,093) (3,045,324) $(34,171,679)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended June 30, 2023, the gross effective investment management fee rate was 0.464% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended June 30, 2023, the Fund paid transfer agent fees of $970,276, of which $327,062 was retained by Investor
Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49%, based on the average net assets of each class until October 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until October 31, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2023, these purchase and sale transactions aggregated $144,230,000 and $140,729,610, respectively, with net realized losses of
$255,234.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,583
CDSC retained .............................................................................. $51,339
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended June 30, 2023 and 2022, was as follows:
At June 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2023, aggregated
$262,332,609 and $391,918,912 respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June
30, 2023, the value of this security was $1,875,000, representing 0.13% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $51,260,172
Long term ................................................................................ 47,970,839
Total capital loss carryforwards ............................................................... $99,231,011
2023 2022
Distributions paid from:
Ordinary income .......................................................... $300,247 $—
Tax exempt income ........................................................ 39,261,950 38,534,538
$39,562,197 $38,534,538
Cost of investments .......................................................................... $1,394,756,705
Unrealized appreciation ........................................................................ $19,804,146
Unrealized depreciation ........................................................................ (39,258,801)
Net unrealized appreciation (depreciation) .......................................................... $(19,454,655)
Distributable earnings:
Undistributed tax exempt income ................................................................. $1,350,214

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2023, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.

Franklin California Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin California Tax-Free Trust and Shareholders of Franklin California Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Intermediate-Term Tax-Free Income Fund (the "Fund") as of June 30, 2023, the related statement of operations for the year ended June 30, 2023, the statements of changes in net assets for each of the two years in the period ended June 30,
2023, including the related notes, and the financial highlights for the five years in the period ended June 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the five years in the period ended June 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended June 30, 2023:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $39,261,950

Franklin California Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1985 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2006
and Lead
Independent
Trustee since
2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961) Chairman of the
Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940) Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Independent Board Members
(continued)

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Annual Report
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income
Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin California Tax-
Free Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

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Shareholder Information

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Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional California intermediate municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three- and five-year periods was
below the median of its Performance Universe, but the
10-year period was above the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund
and for Class A shares for the other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
six other California intermediate municipal debt funds. The
Board noted that the Management Rate for the Fund was
less than five basis points above the median of its Expense
Group. The Board also noted that the actual total expense
ratio for the Fund was below the median and in the first
quintile (least expensive) of its Expense Group. The Board
further noted that the actual total expense ratio for the Fund reflected a fee waiver from management. After consideration
of the above, the Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses

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allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

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number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six month period ended December 31.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

CAT A 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $35,869 for the fiscal year ended June 30, 2023 and $36,016 for the fiscal year ended June 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended June 30, 2023, and $0 for the fiscal year ended June 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2023 and $801 for the fiscal year ended June 30, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $83,211 for the fiscal year ended June 30, 2023 and $243,743 for the fiscal year ended June 30, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, professional fees in connection with SOC 1 Reports, professional fees relating to security counts and fees in connection with a license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $153,211 for the fiscal year ended June 30, 2023 and $244,544 for the fiscal year ended June 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants.             N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023